Shares in group companies	12 Months Ended
Dec. 31, 2022
Aegon N.V [member]
Statement [LineItems]
Shares in group companies
8 Shares in group companies

	2022	2021

At January 1	26,042	24,846

Capital contributions and acquisitions	36	65

Dividend received	(1,634)	(1,196)

Net result for the financial year	(1,275)	2,120

Revaluations	(9,575)	209

At December 31	13,594	26,042
For a list of names and locations of the most important group companies, refer to note 49 Group companies of the consolidated financial statements of the Group. The legally required list of participations as set forth in article 379 of Book 2 of the Dutch Civil Code has been registered with the Commercial Register of The Hague.